UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Laurie D. Neat

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds
Global Balanced FundSM

Semi-annual report
for the six months ended
April 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2017 (the most recent calendar quarter-end):

			Lifetime
Class A shares	1 year	5 years	(since 2/1/11)

Reflecting 5.75% maximum sales charge	1.39%	5.22%	5.09%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.85% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31, 2017, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.76%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

During the first half of American Funds Global Balanced Fund’s fiscal year, global stocks rose, while bonds declined. The MSCI ACWI (All Country World Index), which measures global equity markets, rose 11.76%, while the Bloomberg Barclays Global Aggregate Index, which measures investment-grade bonds (rated BB/Baa and above)1, declined 1.63%.

For the six months ended April 30, 2017, American Funds Global Balanced Fund gained 5.44%. The fund made dividend distributions in December and March, totaling 25.3 cents per share. The fund’s peer group, represented by the Lipper Flexible Portfolio Funds Index, rose 8.05%. The 60%/40% MSCI/Bloomberg Barclays Index, which blends the stock and bond indexes at 60% and 40%, respectively, gained 6.25%.

Results at a glance

For periods ended April 30, 2017, with all distributions reinvested

			Average annual
	Cumulative total returns		total returns
				Lifetime
	6 months	1 year	5 years	(since 2/1/11)

American Funds Global Balanced Fund (Class A shares)	5.44%	6.96%	6.70%	6.23%
MSCI ACWI (All Country World Index)[2]	11.76	15.14	8.96	6.99
Bloomberg Barclays Global Aggregate Index[3]	–1.63	–2.10	0.37	1.45
60%/40% MSCI/Bloomberg Barclays Index[2,4]	6.25	7.99	5.58	4.91
Lipper Flexible Portfolio Funds Index[5]	8.05	11.42	6.92	6.25

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness.
[2]	Source: MSCI. MSCI ACWI results reflect dividends net of withholding taxes.
[3]	Source: Bloomberg Index Services Ltd.
[4]	The 60%/40% MSCI/Bloomberg Barclays Index blends the MSCI ACWI with the Bloomberg Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[5]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Global Balanced Fund	1

Market review

An improving outlook for global growth and hope for positive effects from elections in the U.S. and Europe helped global equity markets rally over the last six months. Financial stocks experienced the largest gains, benefiting from higher U.S. interest rates and the prospect of less stringent financial regulation. Information technology also outpaced the broader market, driven by large companies such as Apple, Amazon, Alphabet, Facebook, Microsoft and Samsung Electronics. On the other hand, declining oil prices hurt energy stocks.

U.S. stocks rose as investors hoped for lower taxes for corporations and individuals, greater business investment and less business regulation following the surprising election of Donald Trump. In March, the unemployment rate fell to the lowest level in nearly a decade. In further steps to normalize monetary policy, the U.S. Federal Reserve twice hiked its key rate by a quarter of a percentage point.

European equities advanced as the economy continued to improve, and the anticipated success of Emmanuel Macron in the French presidential election reduced political risk. Emerging markets, including India and several Asian countries, strengthened.

U.S. Treasuries lost ground, while investment-grade corporate bonds rose slightly. European government bond yields generally moved higher, as investors recognized that higher inflation and continued economic growth could cause the European Central Bank to be less stimulative.

Portfolio review

In addition to weak results in the energy sector, the fund’s defensive utilities and telecommunication services sectors, which were hurt by rising interest rates, lagged the overall market over this period. Our metals and mining holdings did poorly after a robust period. Strong stock selection in the consumer discretionary, financials, health care and industrials sectors supported results.

Among the largest holdings, tobacco firms Philip Morris International, Imperial Brands and Altria Group rose. Philip Morris benefited from a stabilizing U.S. dollar and optimism over a new “heat-not-burn” product. Google parent Alphabet rose, while Switzerland-based UBS Group advanced in the financials sector. Drugmaker Novartis and oil firm Royal Dutch Shell also gained. In contrast, U.K. utility SSE fell due to the threat of potential price regulation in the U.K. Two telecommunications companies — Verizon Communications and NTT — declined. Within the bond portfolio, country selection boosted relative results, including an underweight stance in euro-zone bonds. Issuer and sector selection also helped.

Our asset allocation is well balanced, with 60.19% of assets in equities and 39.81% in bonds and cash on April 30th. Overall, the equity portfolio continues to be

2	American Funds Global Balanced Fund

somewhat defensively positioned relative to the index, with meaningful positions in less economically sensitive sectors such as consumer staples, telecommunication services and utilities.

The road ahead

Despite the strength of the equity market, political and economic risks remain significant, supporting our moderately cautious portfolio positioning. Europe has seen meaningful economic improvement, but political risks remain significant despite Macron’s election. The U.S. economy appears to be approaching full employment, and an unusual political environment makes legislative outcomes hard to predict. Although the outlook for many emerging markets is healthy, Brazil suffered greatly in May as corruption allegations touched the president.

Within equities, we remain focused on identifying appealing companies in all countries and sectors. We have found particularly attractive opportunities in Europe, where valuations are generally more appealing than those in the U.S., which appear stretched. Leading companies in Asia across multiple countries and industries also appear attractive.

Elsewhere, we have invested in select pharmaceutical and biotech firms that have strong research pipelines. In the financials sector, managers have invested in companies in varying circumstances, including select European banks that could benefit from an improving economic and political environment. The fund also has diverse holdings in the energy sector, where we are focused on firms with superior cost structures and development prospects.

On the fixed income side, we are finding more value in U.S. intermediate maturities than in the long end of the yield curve. Early next year the Fed might be unwinding its stimulus programs and trimming its balance sheet, which could cause the yield curve to steepen. Managers remain cautious on credit given current valuations and concerns about high leverage. The portfolio also has invested in government bonds of countries with improving economic fundamentals, such as India.

Thank you for your support. I look forward to reporting to you in six months.

Cordially,

Eric S. Richter
Vice Chairman

June 16, 2017

For current information about the fund, visit americanfunds.com.

American Funds Global Balanced Fund	3

Summary investment portfolio April 30, 2017	unaudited

Investment mix by security type	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Financials	9.39%
Information technology	7.27
Consumer staples	6.63
Health care	6.59
Energy	6.53

Currency diversification	Percent of net assets

				Short-term
			Forward	securities &
			currency	other assets
	Equity securities	Bonds & notes	contracts	less liabilities	Total
U.S. dollars	27.61%	18.93%	.33%	6.33%	53.20%
British pounds	10.16	.92	(.99)	—	10.09
Euros	5.93	3.01	.08	—	9.02
Japanese yen	2.22	2.96	.99	—	6.17
Swiss francs	3.95	—	—	—	3.95
Canadian dollars	2.65	.29	—	—	2.94
South Korean won	1.82	—	—	—	1.82
Hong Kong dollars	1.81	—	—	—	1.81
Polish zloty	—	1.62	(.18)	—	1.44
Indian rupee	.71	.75	—	—	1.46
Other currencies	3.33	5.00	(.23)	—	8.10
Total					100.00%

4	American Funds Global Balanced Fund

Common stocks 59.91%	Shares	Value (000)
Financials 9.39%
UBS Group AG	7,541,750	$128,854
Prudential PLC	4,084,495	90,781
Zurich Insurance Group AG	322,300	89,207
HDFC Bank Ltd.[1]	3,300,365	80,641
JPMorgan Chase & Co.	915,760	79,671
BB&T Corp.	1,762,600	76,109
Société Générale	1,383,000	75,642
Other securities		504,091
		1,124,996

Information technology 7.27%
Alphabet Inc., Class A2	87,775	81,150
Alphabet Inc., Class C2	75,506	68,405
Samsung Electronics Co., Ltd.	55,859	109,519
Taiwan Semiconductor Manufacturing Co., Ltd.	14,653,000	94,462
Intel Corp.	2,424,500	87,646
Alibaba Group Holding Ltd. (ADR)[2]	584,100	67,463
Other securities		362,378
		871,023

Consumer staples 6.63%
Imperial Brands PLC	4,265,000	208,918
Philip Morris International Inc.	1,725,400	191,243
Altria Group, Inc.	1,715,700	123,153
Nestlé SA	1,225,900	94,437
Thai Beverage PCL	100,840,677	66,763
Other securities		109,922
		794,436

Health care 6.59%
Novartis AG	2,081,950	160,174
Amgen Inc.	655,446	107,047
AbbVie Inc.	1,570,300	103,546
ConvaTec Group PLC[2]	25,748,784	102,417
Teva Pharmaceutical Industries Ltd. (ADR)	2,227,000	70,329
Stryker Corp.	487,900	66,535
Other securities		179,341
		789,389

Energy 6.53%
Royal Dutch Shell PLC, Class A	4,186,130	108,573
Royal Dutch Shell PLC, Class B	981,920	26,103
Canadian Natural Resources, Ltd.	3,427,300	109,168
BP PLC	17,491,855	100,250
Enbridge Inc. (CAD denominated)	1,843,954	76,430
Other securities		361,779
		782,303

American Funds Global Balanced Fund	5

Common stocks (continued)	Shares	Value (000)
Industrials 4.32%
Boeing Co.	400,000	$73,932
Abertis Infraestructuras, SA, Class A, non-registered shares	4,026,453	70,834
Union Pacific Corp.	612,000	68,519
Other securities		303,481
		516,766

Utilities 4.27%
SSE PLC	6,920,724	124,685
Iberdrola, SA, non-registered shares	11,279,315	81,116
Exelon Corp.	1,775,000	61,468
Other securities		244,277
		511,546

Consumer discretionary 4.27%
Netflix, Inc.[2]	657,550	100,079
Wyndham Worldwide Corp.	634,000	60,427
Other securities		350,913
		511,419

Telecommunication services 3.82%
Verizon Communications Inc.	3,343,055	153,480
Nippon Telegraph and Telephone Corp.	2,756,100	117,908
Other securities		185,733
		457,121

Other 2.48%
Other securities		296,022

Miscellaneous 4.34%
Other common stocks in initial period of acquisition		520,002

Total common stocks (cost: $6,289,949,000)		7,175,023

Preferred securities 0.08%
Miscellaneous 0.08%
Other preferred securities in initial period of acquisition		9,892

Total preferred securities (cost: $6,858,000)		9,892

Convertible stocks 0.20%
Energy 0.16%
Other securities		19,663

Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		4,384

Total convertible stocks (cost: $19,671,000)		24,047

6	American Funds Global Balanced Fund

Bonds, notes & other debt instruments 33.48%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 14.81%
Australia (Commonwealth of), Series 124, 5.75% 2021	A$	78,800	$67,654
Japan 0.10%–2.30% 2021–2044[3]		¥36,367,790	354,598
Poland (Republic of) 2.50%–5.75% 2017–2026	PLN	712,050	193,936
United Mexican States 4.00%–10.00% 2017–2040[3]	MXN	2,645,446	145,057
United Mexican States 4.13%–4.75% 2026–2047		$29,440	29,326
Other securities			983,287
			1,773,858

U.S. Treasury bonds & notes 10.18%
U.S. Treasury 7.24%
U.S. Treasury 1.125% 2019		108,500	108,280
U.S. Treasury 1.25% 2020		65,650	65,380
U.S. Treasury 1.25% 2021[4]		75,300	74,107
U.S. Treasury 0.75%–3.63% 2017–2046		619,480	619,551
			867,318

U.S. Treasury inflation-protected securities 2.94%
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]		107,660	107,156
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2021–2044[3]		240,679	244,683
			351,839
Total U.S. Treasury bonds & notes			1,219,157

Corporate bonds & notes 7.65%
Health care 1.18%
Novartis AG 5.125% 2019		475	503
Other securities			140,620
			141,123

Telecommunication services 1.12%
Verizon Communications Inc. 4.272% 2036		12,301	11,533
Other securities			122,270
			133,803

Consumer staples 0.19%
Altria Group, Inc. 2.63%–4.75% 2020–2021		5,000	5,322
Philip Morris International Inc. 2.00%–4.25% 2020–2044		7,710	7,759
Other securities			9,131
			22,212

Other corporate bonds & notes 5.16%
Other securities			618,823

Total corporate bonds & notes			915,961

Other bonds & notes 0.84%
Other securities			100,901

Total bonds, notes & other debt instruments (cost: $4,050,702,000)			4,009,877

Short-term securities 6.48%
Australia & New Zealand Banking Group, Ltd. 1.03% due 7/20/2017[5]		60,600	60,460
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.93% due 5/8/2017		20,000	19,995
Federal Home Loan Bank 0.56%–0.85% due 5/24/2017–7/26/2017		182,229	181,994
Gotham Funding Corp. 1.00% due 5/24/2017[5]		69,700	69,651
Mizuho Bank, Ltd. 0.91%–1.10% due 5/26/2017–6/20/2017[5]		102,000	101,893

American Funds Global Balanced Fund	7

Short-term securities (continued)	Principal amount (000)	Value (000)
Sumitomo Mitsui Banking Corp. 0.91%–1.00% due 5/30/2017–6/26/2017[5]	$92,800	$92,680
Toronto-Dominion Holdings USA Inc. 1.04% due 6/23/2017[5]	75,000	74,885
U.S. Treasury Bills 0.70%–0.74% due 5/25/2017–6/29/2017	44,400	44,359
Other securities		130,778

Total short-term securities (cost: $776,707,000)		776,695
Total investment securities 100.15% (cost: $11,143,887,000)		11,995,534
Other assets less liabilities (0.15)%		(18,400)

Net assets 100.00%		$11,977,134

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

8	American Funds Global Balanced Fund

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 4/30/2017
(000)	(000)	Counterparty	Settlement date	(000)
GBP12,178	AUD20,050	UBS AG	5/8/2017	$ 766
EUR1,725	USD1,818	UBS AG	5/8/2017	62
GBP12,204	USD15,329	Bank of America, N.A.	5/9/2017	483
USD14,148	AUD18,525	HSBC Bank	5/10/2017	280
SEK51,991	USD5,899	Barclays Bank PLC	5/10/2017	(25)
NOK79,816	USD9,357	Barclays Bank PLC	5/10/2017	(59)
NOK105,053	USD12,351	Bank of America, N.A.	5/10/2017	(114)
JPY1,470,976	AUD17,700	UBS AG	5/12/2017	(48)
JPY2,159,061	USD19,700	Bank of America, N.A.	5/15/2017	(319)
JPY1,032,361	USD9,187	Citibank	5/22/2017	82
EUR11,809	GBP9,900	HSBC Bank	5/22/2017	48
USD7,404	ZAR99,000	UBS AG	5/22/2017	29
USD10,499	ZAR140,650	JPMorgan Chase	5/22/2017	22
NOK59,798	EUR6,500	HSBC Bank	5/22/2017	(122)
USD20,153	ILS73,700	Bank of America, N.A.	5/22/2017	(212)
JPY2,235,019	USD20,548	UBS AG	5/22/2017	(481)
USD74,605	GBP58,000	Bank of America, N.A.	5/22/2017	(569)
USD13,842	AUD18,475	Bank of America, N.A.	5/23/2017	14
USD13,186	AUD17,600	Bank of America, N.A.	5/23/2017	13
SEK99,013	EUR10,300	Citibank	5/23/2017	(40)
SEK109,587	EUR11,400	Citibank	5/23/2017	(45)
SEK144,193	EUR15,000	Citibank	5/23/2017	(59)
JPY1,606,510	USD14,782	Bank of America, N.A.	5/23/2017	(357)
USD3,038	MXN57,370	JPMorgan Chase	5/24/2017	5
EUR38,533	USD41,790	Citibank	5/25/2017	243
JPY3,140,071	USD28,340	UBS AG	5/26/2017	(142)
USD21,900	PLN85,180	JPMorgan Chase	6/1/2017	(50)
SEK52,507	USD5,837	Bank of America, N.A.	6/9/2017	104
USD62,983	GBP49,000	JPMorgan Chase	6/9/2017	(561)
SEK51,601	USD5,766	UBS AG	6/20/2017	77
JPY1,462,950	USD13,211	HSBC Bank	6/27/2017	(54)
				$(1,029)

American Funds Global Balanced Fund	9

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $80,641,000, which represented .67% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,351,000, which represented .01% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $687,597,000, which represented 5.74% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
AUD/A$ = Australian dollars
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
ILS = Israeli shekels
JPY/¥ = Japanese yen
MXN = Mexican pesos
NOK = Norwegian kroner
PLN = Polish zloty
SEK = Swedish kronor
USD/$ = U.S. dollars
ZAR = South African rand

See Notes to Financial Statements

10	American Funds Global Balanced Fund

Financial statements

Statement of assets and liabilities	Unaudited
at April 30, 2017	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $11,143,887)		$11,995,534
Cash		3,595
Cash denominated in currencies other than U.S. dollars (cost: $5,620)		5,620
Unrealized appreciation on open forward currency contracts		2,228
Receivables for:
Sales of investments	$53,195
Sales of fund’s shares	21,116
Closed forward currency contracts	54
Dividends and interest	61,507
Other	314	136,186
		12,143,163
Liabilities:
Unrealized depreciation on open forward currency contracts		3,257
Payables for:
Purchases of investments	144,991
Repurchases of fund’s shares	7,865
Closed forward currency contracts	277
Investment advisory services	4,371
Services provided by related parties	2,371
Trustees’ deferred compensation	1,084
Other	1,813	162,772
Net assets at April 30, 2017		$11,977,134

Net assets consist of:
Capital paid in on shares of beneficial interest		$11,027,050
Undistributed net investment income		42,775
Undistributed net realized gain		57,207
Net unrealized appreciation		850,102
Net assets at April 30, 2017		$11,977,134

See Notes to Financial Statements

American Funds Global Balanced Fund	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (386,243 total shares outstanding)

		Shares		Net asset
	Net assets	outstanding		value per share
Class A	$4,663,916	150,429		$31.00
Class B	1	—	*	31.11
Class C	612,143	19,797		30.92
Class T	10	—	*	31.00
Class F-1	173,962	5,610		31.01
Class F-2	893,233	28,796		31.02
Class F-3	59,573	1,922		31.00
Class 529-A	220,759	7,124		30.99
Class 529-B	1	—	*	31.10
Class 529-C	80,457	2,606		30.87
Class 529-E	13,100	423		30.96
Class 529-T	10	—	*	31.00
Class 529-F-1	18,698	603		31.00
Class R-1	6,382	206		30.94
Class R-2	44,574	1,443		30.89
Class R-2E	604	20		30.96
Class R-3	53,034	1,714		30.95
Class R-4	33,719	1,088		31.00
Class R-5E	11	—	*	31.00
Class R-5	16,202	522		31.05
Class R-6	5,086,745	163,940		31.03

*	Amount less than one thousand.

See Notes to Financial Statements

12	American Funds Global Balanced Fund

Statement of operations	unaudited
for the six months ended April 30, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $5,528)	$102,194
Interest (net of non-U.S. taxes of $309)	53,635	$155,829
Fees and expenses*:
Investment advisory services	24,976
Distribution services	10,084
Transfer agent services	3,612
Administrative services	1,841
Reports to shareholders	260
Registration statement and prospectus	488
Trustees’ compensation	266
Auditing and legal	26
Custodian	389
Other	178
Total fees and expenses before reimbursement	42,120
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		42,120
Net investment income		113,709

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $498)	90,124
Forward currency contracts	(22,018)
Currency transactions	(3,802)	64,304
Net unrealized appreciation on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $831)	426,810
Forward currency contracts	137
Currency translations	882	427,829
Net realized gain and unrealized appreciation		492,133
Net increase in net assets resulting from operations		$605,842

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Global Balanced Fund	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	April 30, 2017*	October 31, 2016
Operations:
Net investment income	$113,709	$200,185
Net realized gain (loss)	64,304	(108)
Net unrealized appreciation	427,829	170,731
Net increase in net assets resulting from operations	605,842	370,808

Dividends and distributions paid to shareholders:
Dividends from net investment income	(98,110)	(184,936)
Distributions from net realized gain on investments	—	(171,380)
Total dividends and distributions paid to shareholders	(98,110)	(356,316)

Net capital share transactions	965,488	1,281,796

Total increase in net assets	1,473,220	1,296,288

Net assets:
Beginning of period	10,503,914	9,207,626
End of period (including undistributed net investment income: $42,775 and $27,176, respectively)	$11,977,134	$10,503,914

*	Unaudited.

See Notes to Financial Statements

14	American Funds Global Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 21 share classes consisting of seven retail share classes (Classes A, B, C, T, F-1, F-2 and F-3), six 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B, T, 529-B and 529-T shares of the fund are not available for purchase. Final conversion of Class B and 529-B shares to Class A and 529-A shares, respectively, occurred on April 28, 2017. These share classes were fully liquidated on May 5, 2017, upon the removal of seed capital invested by the fund’s investment adviser.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Global Balanced Fund	15

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

16	American Funds Global Balanced Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

American Funds Global Balanced Fund	17

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

18	American Funds Global Balanced Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,044,355	$80,641	$—	$1,124,996
Information technology	871,023	—	—	871,023
Consumer staples	794,436	—	—	794,436
Health care	789,389	—	—	789,389
Energy	782,303	—	—	782,303
Industrials	516,766	—	—	516,766
Utilities	511,546	—	—	511,546
Consumer discretionary	511,419	—	—	511,419
Telecommunication services	457,121	—	—	457,121
Other	296,022	—	—	296,022
Miscellaneous	520,002	—	—	520,002
Preferred securities	9,892	—	—	9,892
Convertible stocks	24,047	—	—	24,047
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,773,858	—	1,773,858
U.S. Treasury bonds & notes	—	1,219,157	—	1,219,157
Corporate bonds & notes	—	915,961	—	915,961
Other	—	100,901	—	100,901
Short-term securities	—	776,695	—	776,695
Total	$7,128,321	$4,867,213	$—	$11,995,534

American Funds Global Balanced Fund	19

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,228	$—	$2,228
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,257)	—	(3,257)
Total	$—	$(1,029)	$—	$(1,029)

*	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries.

20	American Funds Global Balanced Fund

Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit

American Funds Global Balanced Fund	21

quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

22	American Funds Global Balanced Fund

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $580,548,000.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$2,228	Unrealized depreciation on open forward currency contracts	$3,257
Forward currency	Currency	Receivables for closed forward currency contracts	54	Payables for closed forward currency contracts	277
			$2,282		$3,534

		Net realized loss		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(22,018)	Net unrealized appreciation on forward currency contracts	$137

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss

American Funds Global Balanced Fund	23

on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2017, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$614	$(614)	$—	$—	$—
Citibank	325	(225)	(98)	—	—
HSBC Bank	328	(177)	(151)	—	—
JPMorgan Chase	81	(81)	—	—	—
UBS AG	934	(670)	(264)	—	—
Total	$2,282	$(1,767)	$(513)	$—	$—
Liabilities:
Bank of America, N.A.	$1,685	$(614)	$(490)	$—	$581
Barclays Bank PLC	125	—	—	—	125
Citibank	225	(225)	—	—	—
HSBC Bank	177	(177)	—	—	—
JPMorgan Chase	652	(81)	(571)	—	—
UBS AG	670	(670)	—	—	—
Total	$3,534	$(1,767)	$(1,061)	$—	$706

*	Non-cash collateral is shown on a settlement basis.

24	American Funds Global Balanced Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by state tax authorities for tax years before 2011, the year the fund commenced operations, and by U.S. federal tax authorities and tax authorities outside the U.S. for tax years before 2012.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; net capital losses and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$34,275
Capital loss carryforward*	(8,435)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Global Balanced Fund	25

As of April 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$1,303,561
Gross unrealized depreciation on investment securities	(458,701)
Net unrealized appreciation on investment securities	844,860
Cost of investment securities	11,150,674

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2017					Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$38,207		$—	$38,207		$82,710		$83,238		$165,948
Class B	3		—	3		29		93		122
Class C	2,767		—	2,767		6,338		11,268		17,606
Class F-1	1,388		—	1,388		3,319		3,349		6,668
Class F-2	7,751		—	7,751		11,769		9,335		21,104
Class F-3[1]	6		—	6
Class 529-A	1,721		—	1,721		3,543		3,679		7,222
Class 529-B	—	[2]	—	—	[2]	3		10		13
Class 529-C	338		—	338		753		1,425		2,178
Class 529-E	89		—	89		182		214		396
Class 529-F-1	161		—	161		302		273		575
Class R-1	30		—	30		82		141		223
Class R-2	210		—	210		456		747		1,203
Class R-2E	2		—	2		1		—	[2]	1
Class R-3	364		—	364		722		847		1,569
Class R-4	246		—	246		441		465		906
Class R-5E3	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]
Class R-5	129		—	129		160		121		281
Class R-6	44,698		—	44,698		74,126		56,175		130,301
Total	$98,110		$—	$98,110		$184,936		$171,380		$356,316

[1]	Class F-3 shares began investment operations on January 27, 2017.
[2]	Amount less than one thousand.
[3]	Class R-5E shares began investment operations on November 20, 2015.

26	American Funds Global Balanced Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the six months ended April 30, 2017, the investment advisory services fee was $24,976,000, which was equivalent to an annualized rate of 0.455% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

American Funds Global Balanced Fund	27

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529“) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	American Funds Global Balanced Fund

For the six months ended April 30, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$5,857	$2,440		$225		Not applicable
Class B	4	1		Not applicable		Not applicable
Class C	3,002	340		150		Not applicable
Class T1	—	—	[2]	—	[2]	Not applicable
Class F-1	215	112		43		Not applicable
Class F-2	Not applicable	446		200		Not applicable
Class F-3[3]	Not applicable	—	[2]	3		Not applicable
Class 529-A	230	100		52		$72
Class 529-B	1	—	[2]	—	[2]	—	[2]
Class 529-C	386	39		19		27
Class 529-E	30	3		3		4
Class 529-T1	—	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	8		4		6
Class R-1	32	3		2		Not applicable
Class R-2	162	73		11		Not applicable
Class R-2E	1	—	[2]	—	[2]	Not applicable
Class R-3	127	31		13		Not applicable
Class R-4	37	13		7		Not applicable
Class R-5E	Not applicable	—	[2]	—	[2]	Not applicable
Class R-5	Not applicable	3		3		Not applicable
Class R-6	Not applicable	—		1,106		Not applicable
Total class-specific expenses	$10,084	$3,612		$1,841		$109

[1]	Class T and 529-T shares began investment operations on April 7, 2017.
[2]	Amount less than one thousand.
[3]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $266,000 in the fund’s statement of operations reflects $217,000 in current fees (either paid in cash or deferred) and a net increase of $49,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such

American Funds Global Balanced Fund	29

transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2017.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$330,064	10,998		$37,531		1,261		$(459,722)	(15,362)	$(92,127)	(3,103)
Class B	12	—	[2]	3		—	[2]	(1,879)	(62)	(1,864)	(62)
Class C	51,033	1,707		2,724		92		(83,926)	(2,809)	(30,169)	(1,010)
Class T3	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	24,070	802		1,367		46		(49,875)	(1,671)	(24,438)	(823)
Class F-2	309,578	10,325		7,038		236		(159,869)	(5,294)	156,747	5,267
Class F-3[4]	58,963	1,926		6		—	[2]	(130)	(4)	58,839	1,922
Class 529-A	17,913	597		1,721		58		(15,242)	(510)	4,392	145
Class 529-B	2	—	[2]	—	[2]	—	[2]	(272)	(9)	(270)	(9)
Class 529-C	6,343	213		338		11		(7,595)	(256)	(914)	(32)
Class 529-E	1,013	34		89		3		(890)	(30)	212	7
Class 529-T3	10	—	[2]	—		—		—	—	10	— [2]
Class 529-F-1	2,539	84		161		5		(1,625)	(54)	1,075	35
Class R-1	774	26		30		1		(1,626)	(55)	(822)	(28)
Class R-2	7,961	266		209		8		(9,764)	(327)	(1,594)	(53)
Class R-2E	397	13		2		—	[2]	(88)	(2)	311	11
Class R-3	9,359	313		362		12		(9,192)	(307)	529	18
Class R-4	10,350	345		246		9		(5,441)	(182)	5,155	172
Class R-5E	—	—		—		—		—	—	—	—
Class R-5	9,420	315		127		4		(2,066)	(69)	7,481	250
Class R-6	867,793	28,898		44,690		1,498		(29,558)	(974)	882,925	29,422
Total net increase (decrease)	$1,707,604	56,862		$96,644		3,244		$(838,760)	(27,977)	$965,488	32,129

30	American Funds Global Balanced Fund

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$563,487	19,312		$163,689	5,651		$(725,230)	(24,876)	$1,946	87
Class B	199	7		121	4		(4,015)	(138)	(3,695)	(127)
Class C	111,255	3,826		17,412	604		(128,940)	(4,442)	(273)	(12)
Class F-1	71,378	2,456		6,601	228		(70,393)	(2,424)	7,586	260
Class F-2	339,828	11,562		19,141	659		(193,742)	(6,638)	165,227	5,583
Class 529-A	31,851	1,090		7,221	249		(31,419)	(1,075)	7,653	264
Class 529-B	72	3		13	—	[2]	(430)	(15)	(345)	(12)
Class 529-C	15,066	520		2,178	76		(16,249)	(559)	995	37
Class 529-E	2,211	75		396	14		(1,811)	(62)	796	27
Class 529-F-1	5,020	172		575	20		(3,107)	(107)	2,488	85
Class R-1	1,236	43		223	8		(2,669)	(91)	(1,210)	(40)
Class R-2	13,803	476		1,190	41		(11,510)	(398)	3,483	119
Class R-2E	262	8		1	—	[2]	— [2]	— [2]	263	8
Class R-3	16,095	553		1,562	54		(12,295)	(422)	5,362	185
Class R-4	8,449	288		905	31		(7,440)	(258)	1,914	61
Class R-5E5	10	—	[2]	—	—		—	—	10	— [2]
Class R-5	3,492	120		281	10		(2,116)	(72)	1,657	58
Class R-6	1,072,451	36,568		130,285	4,479		(114,797)	(3,998)	1,087,939	37,049
Total net increase (decrease)	$2,256,165	77,079		$351,794	12,128		$(1,326,163)	(45,575)	$1,281,796	43,632

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class R-5E shares began investment operations on November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,811,308,000 and $1,997,540,000, respectively, during the six months ended April 30, 2017.

10. Ownership concentration

At April 30, 2017, the fund had one shareholder, American Funds Balanced Portfolio, with aggregate ownership of the fund’s outstanding shares of 10%. CRMC is the investment adviser to American Funds Balanced Portfolio.

American Funds Global Balanced Fund	31

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 4/30/2017[5,6]	$29.66	$.29	$1.30	$1.59
Year ended 10/31/2016	29.66	.59	.50	1.09
Year ended 10/31/2015	31.49	.52	(1.27)	(.75)
Year ended 10/31/2014	30.22	.68	1.68	2.36
Year ended 10/31/2013	26.38	.50	3.86	4.36
Year ended 10/31/2012	24.45	.54	1.85	2.39
Class B:
Six months ended 4/30/2017[5,6]	29.70	.15	1.34	1.49
Year ended 10/31/2016	29.66	.36	.50	.86
Year ended 10/31/2015	31.47	.28	(1.27)	(.99)
Year ended 10/31/2014	30.19	.47	1.66	2.13
Year ended 10/31/2013	26.34	.28	3.87	4.15
Year ended 10/31/2012	24.41	.34	1.85	2.19
Class C:
Six months ended 4/30/2017[5,6]	29.58	.18	1.30	1.48
Year ended 10/31/2016	29.58	.35	.50	.85
Year ended 10/31/2015	31.42	.28	(1.28)	(1.00)
Year ended 10/31/2014	30.16	.43	1.68	2.11
Year ended 10/31/2013	26.33	.27	3.87	4.14
Year ended 10/31/2012	24.41	.33	1.85	2.18
Class T:
Period from 4/7/2017 to 4/30/2017[5,6,10]	30.58	.04	.38	.42
Class F-1:
Six months ended 4/30/2017[5,6]	29.66	.28	1.31	1.59
Year ended 10/31/2016	29.66	.57	.50	1.07
Year ended 10/31/2015	31.50	.50	(1.28)	(.78)
Year ended 10/31/2014	30.22	.71	1.64	2.35
Year ended 10/31/2013	26.38	.49	3.86	4.35
Year ended 10/31/2012	24.45	.53	1.86	2.39
Class F-2:
Six months ended 4/30/2017[5,6]	29.68	.33	1.30	1.63
Year ended 10/31/2016	29.67	.65	.51	1.16
Year ended 10/31/2015	31.51	.59	(1.29)	(.70)
Year ended 10/31/2014	30.24	.71	1.71	2.42
Year ended 10/31/2013	26.39	.56	3.88	4.44
Year ended 10/31/2012	24.46	.59	1.85	2.44

32	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income to average net assets[2,4]

$(.25)	$—	$(.25)	$31.00	5.44%[7]	$4,664		.86%[8]		.86%[8]		1.97%[8]
(.54)	(.55)	(1.09)	29.66	3.78	4,554		.85		.85		2.02
(.36)	(.72)	(1.08)	29.66	(2.42)	4,550		.85		.85		1.72
(.57)	(.52)	(1.09)	31.49	7.91	4,430		.89		.89		2.20
(.52)	—	(.52)	30.22	16.78	3,479		.93		.93		1.77
(.46)	—	(.46)	26.38	9.88	2,538		.91		.91		2.14

(.08)	—	(.08)	31.11	5.05 [7]	—	[9]	1.62	[8]	1.62	[8]	1.01	[8]
(.27)	(.55)	(.82)	29.70	2.98	2		1.62		1.62		1.23
(.10)	(.72)	(.82)	29.66	(3.19)	6		1.61		1.61		.93
(.33)	(.52)	(.85)	31.47	7.15	11		1.64		1.64		1.51
(.30)	—	(.30)	30.19	15.89	14		1.69		1.69		1.02
(.26)	—	(.26)	26.34	9.01	14		1.71		1.71		1.35

(.14)	—	(.14)	30.92	5.01 [7]	612		1.64	[8]	1.64	[8]	1.18	[8]
(.30)	(.55)	(.85)	29.58	2.97	616		1.65		1.65		1.21
(.12)	(.72)	(.84)	29.58	(3.23)	616		1.65		1.65		.93
(.33)	(.52)	(.85)	31.42	7.10	568		1.69		1.69		1.39
(.31)	—	(.31)	30.16	15.82	415		1.73		1.73		.97
(.26)	—	(.26)	26.33	8.97	304		1.76		1.76		1.29

—	—	—	31.00	1.41 [7,11]	—	[9]	.04	[7,11]	.04	[7,11]	.12	[7,11]

(.24)	—	(.24)	31.01	5.37 [7]	174		.91	[8]	.91	[8]	1.91	[8]
(.52)	(.55)	(1.07)	29.66	3.76	191		.91		.91		1.96
(.34)	(.72)	(1.06)	29.66	(2.51)	183		.91		.91		1.66
(.55)	(.52)	(1.07)	31.50	7.87	184		.94		.94		2.27
(.51)	—	(.51)	30.22	16.75	212		.97		.97		1.73
(.46)	—	(.46)	26.38	9.85	145		.96		.96		2.10

(.29)	—	(.29)	31.02	5.53 [7]	893		.64	[8]	.64	[8]	2.21	[8]
(.60)	(.55)	(1.15)	29.68	4.03	698		.65		.65		2.21
(.42)	(.72)	(1.14)	29.67	(2.24)	532		.65		.65		1.94
(.63)	(.52)	(1.15)	31.51	8.16	427		.68		.68		2.28
(.59)	—	(.59)	30.24	17.03	198		.71		.71		1.98
(.51)	—	(.51)	26.39	10.10	129		.72		.72		2.32

See page 39 for footnotes.

American Funds Global Balanced Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class F-3:
Period from 1/27/2017 to 4/30/2017[5,6,12]	$30.03	$.19	$.89	$1.08
Class 529-A:
Six months ended 4/30/2017[5,6]	29.64	.28	1.32	1.60
Year ended 10/31/2016	29.64	.57	.49	1.06
Year ended 10/31/2015	31.48	.50	(1.28)	(.78)
Year ended 10/31/2014	30.21	.66	1.68	2.34
Year ended 10/31/2013	26.37	.47	3.88	4.35
Year ended 10/31/2012	24.44	.52	1.86	2.38
Class 529-B:
Six months ended 4/30/2017[5,6]	29.69	.13	1.36	1.49
Year ended 10/31/2016	29.65	.32	.51	.83
Year ended 10/31/2015	31.46	.24	(1.27)	(1.03)
Year ended 10/31/2014	30.17	.43	1.66	2.09
Year ended 10/31/2013	26.33	.25	3.86	4.11
Year ended 10/31/2012	24.41	.31	1.85	2.16
Class 529-C:
Six months ended 4/30/2017[5,6]	29.53	.17	1.30	1.47
Year ended 10/31/2016	29.53	.33	.51	.84
Year ended 10/31/2015	31.37	.26	(1.28)	(1.02)
Year ended 10/31/2014	30.12	.41	1.67	2.08
Year ended 10/31/2013	26.30	.25	3.86	4.11
Year ended 10/31/2012	24.39	.31	1.85	2.16
Class 529-E:
Six months ended 4/30/2017[5,6]	29.61	.25	1.31	1.56
Year ended 10/31/2016	29.61	.50	.50	1.00
Year ended 10/31/2015	31.45	.42	(1.28)	(.86)
Year ended 10/31/2014	30.18	.59	1.67	2.26
Year ended 10/31/2013	26.35	.41	3.86	4.27
Year ended 10/31/2012	24.42	.45	1.86	2.31
Class 529-T:
Period from 4/7/2017 to 4/30/2017[5,6,10]	30.58	.04	.38	.42

34	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income to average net assets[2,4]

$(.11)	$—	$(.11)	$31.00	3.61%[7]		$59		.13%[7]		.13%[7]		.61%[7]

(.25)	—	(.25)	30.99	5.42	[7]	221		.92	[8]	.92	[8]	1.92	[8]
(.51)	(.55)	(1.06)	29.64	3.70		207		.93		.93		1.94
(.34)	(.72)	(1.06)	29.64	(2.53)		199		.93		.93		1.65
(.55)	(.52)	(1.07)	31.48	7.87		196		.96		.96		2.14
(.51)	—	(.51)	30.21	16.68		155		1.00		1.00		1.69
(.45)	—	(.45)	26.37	9.84		106		.98		.98		2.06

(.08)	—	(.08)	31.10	5.02	[7]	—	[9]	1.72	[8]	1.72	[8]	.88	[8]
(.24)	(.55)	(.79)	29.69	2.88		—	[9]	1.75		1.75		1.11
(.06)	(.72)	(.78)	29.65	(3.31)		1		1.74		1.74		.79
(.28)	(.52)	(.80)	31.46	7.01		1		1.77		1.77		1.38
(.27)	—	(.27)	30.17	15.73		2		1.81		1.81		.90
(.24)	—	(.24)	26.33	8.88		2		1.84		1.84		1.21

(.13)	—	(.13)	30.87	5.00	[7]	80		1.70	[8]	1.70	[8]	1.13	[8]
(.29)	(.55)	(.84)	29.53	2.91		78		1.72		1.72		1.15
(.10)	(.72)	(.82)	29.53	(3.30)		77		1.73		1.73		.85
(.31)	(.52)	(.83)	31.37	6.99		73		1.76		1.76		1.33
(.29)	—	(.29)	30.12	15.75		55		1.81		1.81		.89
(.25)	—	(.25)	26.30	8.90		36		1.83		1.83		1.21

(.21)	—	(.21)	30.96	5.28	[7]	13		1.14	[8]	1.14	[8]	1.70	[8]
(.45)	(.55)	(1.00)	29.61	3.51		12		1.16		1.16		1.71
(.26)	(.72)	(.98)	29.61	(2.77)		12		1.18		1.18		1.40
(.47)	(.52)	(.99)	31.45	7.57		11		1.21		1.21		1.90
(.44)	—	(.44)	30.18	16.41		9		1.25		1.25		1.45
(.38)	—	(.38)	26.35	9.49		6		1.27		1.27		1.78

—	—	—	31.00	1.37	[7,11]	—	[9]	.04	[7,11]	.04	[7,11]	.11	[7,11]

See page 39 for footnotes.

American Funds Global Balanced Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-F-1:
Six months ended 4/30/2017[5,6]	$29.66	$.32	$1.30	$1.62
Year ended 10/31/2016	29.65	.63	.51	1.14
Year ended 10/31/2015	31.50	.56	(1.29)	(.73)
Year ended 10/31/2014	30.23	.72	1.68	2.40
Year ended 10/31/2013	26.38	.53	3.88	4.41
Year ended 10/31/2012	24.45	.56	1.86	2.42
Class R-1:
Six months ended 4/30/2017[5,6]	29.59	.18	1.31	1.49
Year ended 10/31/2016	29.59	.38	.50	.88
Year ended 10/31/2015	31.43	.31	(1.28)	(.97)
Year ended 10/31/2014	30.17	.52	1.66	2.18
Year ended 10/31/2013	26.34	.37	3.86	4.23
Year ended 10/31/2012	24.41	.38	1.85	2.23
Class R-2:
Six months ended 4/30/2017[5,6]	29.55	.18	1.30	1.48
Year ended 10/31/2016	29.56	.36	.49	.85
Year ended 10/31/2015	31.40	.29	(1.28)	(.99)
Year ended 10/31/2014	30.15	.43	1.67	2.10
Year ended 10/31/2013	26.32	.29	3.87	4.16
Year ended 10/31/2012	24.41	.35	1.86	2.21
Class R-2E:
Six months ended 4/30/2017[5,6]	29.64	.23	1.29	1.52
Year ended 10/31/2016	29.63	.41	.58	.99
Year ended 10/31/2015	31.48	.51	(1.28)	(.77)
Period from 8/29/2014 to 10/31/2014[5,13]	31.95	.06	(.39)	(.33)
Class R-3:
Six months ended 4/30/2017[5,6]	29.61	.25	1.30	1.55
Year ended 10/31/2016	29.61	.49	.50	.99
Year ended 10/31/2015	31.45	.42	(1.27)	(.85)
Year ended 10/31/2014	30.19	.58	1.67	2.25
Year ended 10/31/2013	26.35	.41	3.88	4.29
Year ended 10/31/2012	24.43	.46	1.85	2.31
Class R-4:
Six months ended 4/30/2017[5,6]	29.66	.29	1.30	1.59
Year ended 10/31/2016	29.66	.57	.51	1.08
Year ended 10/31/2015	31.50	.52	(1.29)	(.77)
Year ended 10/31/2014	30.23	.67	1.68	2.35
Year ended 10/31/2013	26.39	.50	3.87	4.37
Year ended 10/31/2012	24.46	.54	1.86	2.40

36	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income to average net assets[2,4]

$(.28)	$—	$(.28)	$31.00	5.50%[7]		$19		.70%[8]		.70%[8]		2.14%[8]
(.58)	(.55)	(1.13)	29.66	3.95		17		.72		.72		2.15
(.40)	(.72)	(1.12)	29.65	(2.34)		14		.72		.72		1.86
(.61)	(.52)	(1.13)	31.50	8.08		12		.76		.76		2.33
(.56)	—	(.56)	30.23	16.94		9		.80		.80		1.89
(.49)	—	(.49)	26.38	10.00		4		.82		.82		2.20

(.14)	—	(.14)	30.94	5.04	[7]	6		1.63	[8]	1.63	[8]	1.20	[8]
(.33)	(.55)	(.88)	29.59	3.04		7		1.58		1.58		1.30
(.15)	(.72)	(.87)	29.59	(3.12)[11]		8		1.54	[11]	1.54	[11]	1.04	[11]
(.40)	(.52)	(.92)	31.43	7.35	[11]	8		1.44	[11]	1.44	[11]	1.69	[11]
(.40)	—	(.40)	30.17	16.22	[11]	7		1.39	[11]	1.39	[11]	1.32	[11]
(.30)	—	(.30)	26.34	9.20	[11]	4		1.56	[11]	1.56	[11]	1.48	[11]

(.14)	—	(.14)	30.89	5.03	[7]	45		1.61	[8]	1.61	[8]	1.21	[8]
(.31)	(.55)	(.86)	29.55	2.97		44		1.64		1.64		1.22
(.13)	(.72)	(.85)	29.56	(3.19)		41		1.62		1.62		.96
(.33)	(.52)	(.85)	31.40	7.06		36		1.69		1.69		1.40
(.33)	—	(.33)	30.15	15.94		28		1.66		1.66		1.03
(.30)	—	(.30)	26.32	9.10		18		1.65		1.65		1.40

(.20)	—	(.20)	30.96	5.17	[7]	1		1.33	[8]	1.33	[8]	1.59	[8]
(.43)	(.55)	(.98)	29.64	3.45		—	[9]	1.35		1.32		1.42
(.36)	(.72)	(1.08)	29.63	(2.48)[11]		—	[9]	.90	[11]	.90	[11]	1.69	[11]
(.14)	—	(.14)	31.48	(1.04)[7,11]		—	[9]	.13	[7,11]	.13	[7,11]	.20	[7,11]

(.21)	—	(.21)	30.95	5.26	[7]	53		1.15	[8]	1.15	[8]	1.68	[8]
(.44)	(.55)	(.99)	29.61	3.45		50		1.20		1.20		1.68
(.27)	(.72)	(.99)	29.61	(2.75)		45		1.18		1.18		1.40
(.47)	(.52)	(.99)	31.45	7.57		36		1.22		1.22		1.87
(.45)	—	(.45)	30.19	16.44		26		1.24		1.24		1.46
(.39)	—	(.39)	26.35	9.55		17		1.23		1.23		1.81

(.25)	—	(.25)	31.00	5.41	[7]	34		.87	[8]	.87	[8]	1.98	[8]
(.53)	(.55)	(1.08)	29.66	3.74		27		.90		.90		1.96
(.35)	(.72)	(1.07)	29.66	(2.47)		25		.88		.88		1.71
(.56)	(.52)	(1.08)	31.50	7.92		22		.91		.91		2.16
(.53)	—	(.53)	30.23	16.77		17		.92		.92		1.77
(.47)	—	(.47)	26.39	9.90		10		.92		.92		2.14

See page 39 for footnotes.

American Funds Global Balanced Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-5E:
Six months ended 4/30/2017[5,6]	$29.64	$.33	$1.31	$1.64
Period from 11/20/2015 to 10/31/2016[5,14]	29.46	.59	.72	1.31
Class R-5:
Six months ended 4/30/2017[5,6]	29.70	.34	1.31	1.65
Year ended 10/31/2016	29.70	.67	.49	1.16
Year ended 10/31/2015	31.54	.60	(1.28)	(.68)
Year ended 10/31/2014	30.25	.89	1.56	2.45
Year ended 10/31/2013	26.40	.58	3.87	4.45
Year ended 10/31/2012	24.46	.60	1.87	2.47
Class R-6:
Six months ended 4/30/2017[5,6]	29.68	.35	1.30	1.65
Year ended 10/31/2016	29.68	.68	.50	1.18
Year ended 10/31/2015	31.52	.65	(1.32)	(.67)
Year ended 10/31/2014	30.25	.75	1.71	2.46
Year ended 10/31/2013	26.40	.59	3.88	4.47
Year ended 10/31/2012	24.46	.56	1.92	2.48

	Six months
	ended
	April 30,	Year ended October 31
Portfolio turnover rate for all share classes[15]	2017[5,6,7]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	22%	59%	85%	74%	92%	62%
Excluding mortgage dollar roll transactions	19%	39%	46%	Not available

See Notes to Financial Statements

38	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[4]		Ratio of net income to average net assets[2,4]

$(.28)	$—	$(.28)	$31.00	5.56%[7]		$—	[9]	.76%[8]		.64%[8]		2.19%[8]
(.58)	(.55)	(1.13)	29.64	4.58	[7]	—	[9]	.75	[8]	.75	[8]	2.13	[8]

(.30)	—	(.30)	31.05	5.59	[7]	16		.58	[8]	.58	[8]	2.29	[8]
(.61)	(.55)	(1.16)	29.70	4.04		8		.60		.60		2.28
(.44)	(.72)	(1.16)	29.70	(2.19)		6		.60		.60		1.97
(.64)	(.52)	(1.16)	31.54	8.23		5		.62		.62		2.87
(.60)	—	(.60)	30.25	17.10		23		.64		.64		2.06
(.53)	—	(.53)	26.40	10.20		19		.66		.66		2.38

(.30)	—	(.30)	31.03	5.62	[7]	5,087		.53	[8]	.53	[8]	2.32	[8]
(.63)	(.55)	(1.18)	29.68	4.10		3,993		.54		.54		2.33
(.45)	(.72)	(1.17)	29.68	(2.14)		2,893		.54		.54		2.16
(.67)	(.52)	(1.19)	31.52	8.27		199		.57		.57		2.42
(.62)	—	(.62)	30.25	17.17		85		.60		.60		2.08
(.54)	—	(.54)	26.40	10.23		10		.63		.63		2.23

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.17 and .54 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

American Funds Global Balanced Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2016, through April 30, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	American Funds Global Balanced Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	11/1/2016	4/30/2017	during period[1]	expense ratio
Class A - actual return	$1,000.00	$1,054.40	$4.38	.86%
Class A - assumed 5% return	1,000.00	1,020.53	4.31	.86
Class B - actual return	1,000.00	1,050.55	8.24	1.62
Class B - assumed 5% return	1,000.00	1,016.76	8.10	1.62
Class C - actual return	1,000.00	1,050.14	8.34	1.64
Class C - assumed 5% return	1,000.00	1,016.66	8.20	1.64
Class T - actual return[2]	1,000.00	1,014.06	.40	.63
Class T - assumed 5% return[2]	1,000.00	1,021.67	3.16	.63
Class F-1 - actual return	1,000.00	1,053.72	4.63	.91
Class F-1 - assumed 5% return	1,000.00	1,020.28	4.56	.91
Class F-2 - actual return	1,000.00	1,055.27	3.26	.64
Class F-2 - assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-3 - actual return[3]	1,000.00	1,036.11	1.37	.53
Class F-3 - assumed 5% return[3]	1,000.00	1,022.17	2.66	.53
Class 529-A - actual return	1,000.00	1,054.19	4.69	.92
Class 529-A - assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-B - actual return	1,000.00	1,050.15	8.74	1.72
Class 529-B - assumed 5% return	1,000.00	1,016.27	8.60	1.72
Class 529-C - actual return	1,000.00	1,049.95	8.64	1.70
Class 529-C - assumed 5% return	1,000.00	1,016.36	8.50	1.70
Class 529-E - actual return	1,000.00	1,052.76	5.80	1.14
Class 529-E - assumed 5% return	1,000.00	1,019.14	5.71	1.14
Class 529-T - actual return[2]	1,000.00	1,008.84	.44	.70
Class 529-T - assumed 5% return[2]	1,000.00	1,021.32	3.51	.70
Class 529-F-1 - actual return	1,000.00	1,054.96	3.57	.70
Class 529-F-1 - assumed 5% return	1,000.00	1,021.32	3.51	.70
Class R-1 - actual return	1,000.00	1,050.41	8.29	1.63
Class R-1 - assumed 5% return	1,000.00	1,016.71	8.15	1.63
Class R-2 - actual return	1,000.00	1,050.32	8.18	1.61
Class R-2 - assumed 5% return	1,000.00	1,016.81	8.05	1.61
Class R-2E - actual return	1,000.00	1,051.68	6.77	1.33
Class R-2E - assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class R-3 - actual return	1,000.00	1,052.61	5.85	1.15
Class R-3 - assumed 5% return	1,000.00	1,019.09	5.76	1.15
Class R-4 - actual return	1,000.00	1,054.06	4.43	.87
Class R-4 - assumed 5% return	1,000.00	1,020.48	4.36	.87
Class R-5E - actual return	1,000.00	1,055.58	3.26	.64
Class R-5E - assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 - actual return	1,000.00	1,055.89	2.96	.58
Class R-5 - assumed 5% return	1,000.00	1,021.92	2.91	.58
Class R-6 - actual return	1,000.00	1,056.17	2.70	.53
Class R-6 - assumed 5% return	1,000.00	1,022.17	2.66	.53

American Funds Global Balanced Fund	41

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 181 days.

42	American Funds Global Balanced Fund

Approval of Investment Advisory and Service Agreement

American Funds Global Balanced Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2018. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

American Funds Global Balanced Fund	43

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of long-term growth of capital, conservation of principal and current income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Flexible Portfolio Funds Index, the MSCI All Country World Index and the Bloomberg Barclays Global Aggregate Index. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the fund’s lifetime period (since February 1, 2011) and were mixed for shorter periods, while recognizing that none of the indexes is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Flexible Portfolio Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

44	American Funds Global Balanced Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost-allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global Balanced Fund	45

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46	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	47

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48	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	49

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50	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	51

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2017, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
April 30, 2017
unaudited
Common stocks 59.91% Financials 9.39%	Shares	Value (000)
UBS Group AG	7,541,750	$128,854
Prudential PLC	4,084,495	90,781
Zurich Insurance Group AG	322,300	89,207
HDFC Bank Ltd.[1]	3,300,365	80,641
JPMorgan Chase & Co.	915,760	79,671
BB&T Corp.	1,762,600	76,109
Société Générale	1,383,000	75,642
American International Group, Inc.	820,700	49,989
Barclays PLC	17,436,861	47,935
Royal Bank of Canada	670,000	45,877
HSBC Holdings PLC (HKD denominated)	5,315,924	43,910
Sampo Oyj, Class A	747,000	35,795
Lloyds Banking Group PLC	39,865,000	35,730
Goldman Sachs Group, Inc.	151,000	33,794
ABN AMRO Group NV, depository receipts	1,280,000	33,603
AIA Group Ltd.	4,475,800	30,986
Citigroup Inc.	425,000	25,126
Wells Fargo & Co.	369,300	19,883
Siam Commercial Bank Public Co. Ltd., foreign registered	4,277,100	19,290
Prudential Financial, Inc.	178,000	19,051
Progressive Corp.	470,000	18,668
Principal Financial Group, Inc.	269,000	17,520
CME Group Inc., Class A	137,000	15,918
BNP Paribas SA	156,112	11,016
		1,124,996
Information technology 7.27%
Alphabet Inc., Class A2	87,775	81,150
Alphabet Inc., Class C2	75,506	68,405
Samsung Electronics Co., Ltd.	55,859	109,519
Taiwan Semiconductor Manufacturing Co., Ltd.	14,653,000	94,462
Intel Corp.	2,424,500	87,646
Alibaba Group Holding Ltd. (ADR)[2]	584,100	67,463
Broadcom Ltd.	269,600	59,530
Tencent Holdings Ltd.	1,865,800	58,385
Apple Inc.	356,600	51,226
Accenture PLC, Class A	295,000	35,783
Oracle Corp.	788,800	35,464
Western Union Co.	1,530,000	30,386
Kakaku.com, Inc.	1,796,000	25,891
Nintendo Co., Ltd.	94,700	23,825
Texas Instruments Inc.	266,000	21,062
Flex Ltd.[2]	1,347,100	20,826
		871,023
American Funds Global Balanced Fund — Page 1 of 15

unaudited
Common stocks Consumer staples 6.63%	Shares	Value (000)
Imperial Brands PLC	4,265,000	$208,918
Philip Morris International Inc.	1,725,400	191,243
Altria Group, Inc.	1,715,700	123,153
Nestlé SA	1,225,900	94,437
Thai Beverage PCL	100,840,677	66,763
Reynolds American Inc.	864,100	55,734
Coca-Cola Co.	1,255,800	54,188
		794,436
Health care 6.59%
Novartis AG	2,081,950	160,174
Amgen Inc.	655,446	107,047
AbbVie Inc.	1,570,300	103,546
ConvaTec Group PLC[2]	25,748,784	102,417
Teva Pharmaceutical Industries Ltd. (ADR)	2,227,000	70,329
Stryker Corp.	487,900	66,535
Thermo Fisher Scientific Inc.	324,800	53,699
UnitedHealth Group Inc.	260,000	45,469
GlaxoSmithKline PLC	1,181,100	23,711
Medtronic PLC	246,000	20,440
Gilead Sciences, Inc.	295,300	20,243
Grifols, SA, Class B, preferred nonvoting, non-registered shares	739,228	15,779
		789,389
Energy 6.53%
Royal Dutch Shell PLC, Class A	4,186,130	108,573
Royal Dutch Shell PLC, Class B	981,920	26,103
Canadian Natural Resources, Ltd.	3,427,300	109,168
BP PLC	17,491,855	100,250
Enbridge Inc. (CAD denominated)	1,843,954	76,430
ConocoPhillips	975,000	46,712
Eni SpA	2,800,000	43,524
TOTAL SA	778,240	39,988
Halliburton Co.	740,000	33,951
Exxon Mobil Corp.	371,500	30,333
Golar LNG Ltd.	1,103,000	28,138
EOG Resources, Inc.	266,000	24,605
Denbury Resources Inc.[2]	10,587,000	23,503
TransCanada Corp.	465,365	21,607
Chevron Corp.	200,000	21,340
Schlumberger Ltd.	292,600	21,240
Chesapeake Energy Corp.[2]	2,750,000	14,465
Suncor Energy Inc.	394,800	12,373
		782,303
Industrials 4.32%
Boeing Co.	400,000	73,932
Abertis Infraestructuras, SA, Class A, non-registered shares	4,026,453	70,834
Union Pacific Corp.	612,000	68,519
Capita PLC	7,398,883	53,282
Leonardo SPA[2]	3,329,709	52,338
General Dynamics Corp.	232,100	44,979
General Electric Co.	1,203,000	34,875
Komatsu Ltd.	1,227,800	32,734
Alliance Global Group, Inc.	72,000,000	21,327
American Funds Global Balanced Fund — Page 2 of 15

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Nielsen Holdings PLC	489,198	$20,121
Industries Qatar QSC	503,000	14,408
United Technologies Corp.	104,300	12,411
ASSA ABLOY AB, Class B	435,000	9,424
Bunzl PLC	197,300	6,153
Babcock International Group PLC	122,700	1,429
		516,766
Utilities 4.27%
SSE PLC	6,920,724	124,685
Iberdrola, SA, non-registered shares	11,279,315	81,116
Exelon Corp.	1,775,000	61,468
National Grid PLC	4,577,764	59,291
Cheung Kong Infrastructure Holdings Ltd.	4,119,000	36,089
Red Eléctrica de Corporación, SA	1,463,800	28,542
CMS Energy Corp.	618,000	28,057
Dominion Resources, Inc.	335,200	25,955
EDP - Energias de Portugal, SA	7,379,000	24,355
Duke Energy Corp.	222,500	18,356
Glow Energy PCL	6,672,000	15,817
Engie SA	554,010	7,815
		511,546
Consumer discretionary 4.27%
Netflix, Inc.[2]	657,550	100,079
Wyndham Worldwide Corp.	634,000	60,427
Amazon.com, Inc.[2]	63,900	59,107
Christian Dior SE	186,000	51,047
MGM Resorts International	1,455,300	44,692
Ctrip.com International, Ltd. (ADR)[2]	784,000	39,600
NEXT PLC	695,000	38,752
Galaxy Entertainment Group Ltd.	5,244,000	29,192
Paddy Power Betfair PLC	218,000	24,293
Kering SA	68,700	21,294
Viacom Inc., Class B	316,000	13,449
Greene King PLC	1,144,000	11,128
William Hill PLC	2,732,960	10,389
Daily Mail and General Trust PLC, Class A, nonvoting	860,000	7,970
		511,419
Telecommunication services 3.82%
Verizon Communications Inc.	3,343,055	153,480
Nippon Telegraph and Telephone Corp.	2,756,100	117,908
Singapore Telecommunications Ltd.	15,344,500	41,075
SoftBank Group Corp.	490,000	37,108
TELUS Corp.	811,570	27,009
BCE Inc.	575,000	26,180
Intouch Holdings PCL	12,790,000	19,782
KDDI Corp.	605,900	16,064
MTN Group Ltd.	1,489,416	14,099
Bharti Infratel Ltd.	800,929	4,416
		457,121
American Funds Global Balanced Fund — Page 3 of 15

unaudited
Common stocks Materials 1.48%	Shares	Value (000)
Rio Tinto PLC	1,278,300	$50,696
Fortescue Metals Group Ltd.	12,054,685	47,931
HeidelbergCement AG	265,515	24,584
Vale SA, Class A, preferred nominative (ADR)	2,925,000	24,014
Celanese Corp., Series A	252,818	22,006
Amcor Ltd.	613,350	7,215
		176,446
Real estate 1.00%
Crown Castle International Corp. REIT	512,477	48,480
Lamar Advertising Co. REIT, Class A	396,500	28,576
American Campus Communities, Inc. REIT	426,300	20,203
Link REIT	1,662,600	11,959
RioCan REIT	545,300	10,358
		119,576
Miscellaneous 4.34%
Other common stocks in initial period of acquisition		520,002
Total common stocks (cost: $6,289,949,000)		7,175,023
Preferred securities 0.08% Miscellaneous 0.08%
Other preferred securities in initial period of acquisition		9,892
Total preferred securities (cost: $6,858,000)		9,892
Convertible stocks 0.20% Energy 0.16%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	427,000	19,663
Miscellaneous 0.04%
Other convertible stocks in initial period of acquisition		4,384
Total convertible stocks (cost: $19,671,000)		24,047
Bonds, notes & other debt instruments 33.48% Bonds & notes of governments & government agencies outside the U.S. 14.81%	Principal amount (000)
Australia (Commonwealth of), Series 124, 5.75% 2021	A$78,800	67,654
Australia (Commonwealth of), Series 136, 4.75% 2027	4,300	3,832
Australia (Commonwealth of), Series 138, 3.25% 2029	7,250	5,707
Belgium (Kingdom of), Series 77, 1.00% 2026	€36,400	41,075
Canada 2.25% 2025	C$44,100	34,566
Colombia (Republic of) 4.50% 2026	$14,740	15,753
Colombia (Republic of), Series B, 7.00% 2022	COP20,600,000	7,388
Colombia (Republic of), Series B, 7.50% 2026	72,455,000	26,927
Colombia (Republic of), Series B, 6.00% 2028	11,454,000	3,769
European Investment Bank 2.25% 2022	$19,076	19,209
French Republic O.A.T. 1.75% 2024	€7,850	9,435
French Republic O.A.T. 2.25% 2024	5,550	6,887
French Republic O.A.T. 3.25% 2045	5,100	7,328
American Funds Global Balanced Fund — Page 4 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 1.75% 2020[3]	€6,835	$8,204
Germany (Federal Republic of) 2.00% 2022	17,000	20,674
Germany (Federal Republic of) 0.10% 2023[3]	1,980	2,349
Germany (Federal Republic of) 0.50% 2026	34,590	38,847
Germany (Federal Republic of) 2.50% 2046	24,500	36,058
Hungary, Series A, 6.50% 2019	HUF3,739,000	14,732
Hungary, Series A, 7.50% 2020	9,956,000	42,421
India (Republic of) 7.28% 2019	INR575,100	9,052
India (Republic of) 7.80% 2021	1,101,800	17,647
India (Republic of) 7.68% 2023	1,355,000	21,751
India (Republic of) 8.83% 2023	407,200	6,885
India (Republic of) 6.97% 2026	1,465,000	22,872
India (Republic of) 8.60% 2028	455,000	7,677
India (Republic of) 7.59% 2029	280,000	4,438
Indonesia (Republic of) 4.875% 2021	$9,100	9,799
Indonesia (Republic of) 4.875% 2021[4]	1,500	1,615
Indonesia (Republic of) 3.75% 2022	4,895	5,034
Indonesia (Republic of) 3.375% 2023	640	642
Indonesia (Republic of) 4.75% 2026	4,800	5,154
Ireland (Republic of) 3.90% 2023	€15,930	21,163
Ireland (Republic of) 3.40% 2024	10,500	13,766
Ireland (Republic of) 5.40% 2025	6,410	9,533
Ireland (Republic of) 2.00% 2045	5,700	6,278
Israel (State of) 2.00% 2027	ILS55,500	15,015
Israel (State of) 5.50% 2042	61,800	23,330
Italy (Republic of) 1.45% 2022	€22,525	24,960
Italy (Republic of) 5.50% 2022	3,100	4,145
Italy (Republic of) 4.75% 2023	2,600	3,402
Italy (Republic of) 4.50% 2024	5,100	6,585
Japan, Series 128, 0.10% 2021	¥735,000	6,666
Japan, Series 315, 1.20% 2021	3,465,000	32,848
Japan, Series 326, 0.70% 2022	3,175,000	29,832
Japan, Series 325, 0.80% 2022	1,180,000	11,126
Japan, Series 17, 0.10% 2023[3]	241,580	2,267
Japan, Series 329, 0.80% 2023	2,460,000	23,331
Japan, Series 19, 0.10% 2024[3]	1,451,240	13,702
Japan, Series 18, 0.10% 2024[3]	694,960	6,527
Japan, Series 337, 0.30% 2024	5,840,000	53,923
Japan, Series 336, 0.50% 2024	3,185,000	29,847
Japan, Series 20, 0.10% 2025[3]	652,380	6,165
Japan, Series 340, 0.40% 2025	990,000	9,217
Japan, Series 344, 0.10% 2026	2,480,000	22,470
Japan, Series 21, 0.10% 2026[3]	1,293,630	12,260
Japan, Series 116, 2.20% 2030	829,000	9,360
Japan, Series 145, 1.70% 2033	4,360,000	47,381
Japan, Series 150, 1.40% 2034	660,000	6,882
Japan, Series 21, 2.30% 2035	1,360,000	16,100
Japan, Series 36, 2.00% 2042	200,000	2,332
Japan, Series 42, 1.70% 2044	1,115,000	12,362
KfW 2.125% 2022	$9,743	9,777
Kuwait (Rep of) 2.75% 2022[4]	7,300	7,374
Lithuania (Republic of) 7.375% 2020	2,900	3,303
Lithuania (Republic of) 6.625% 2022[4]	1,000	1,177
Malaysia (Federation of), Series 0511, 3.58% 2018	MYR10,001	2,315
Malaysia (Federation of), Series 0203, 4.24% 2018	1,219	283
American Funds Global Balanced Fund — Page 5 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Malaysia (Federation of), Series 0515, 3.759% 2019	MYR35,950	$8,355
Malaysia (Federation of), Series 0315, 3.659% 2020	2,221	511
Malaysia (Federation of), Series 0314, 4.048% 2021	13,400	3,124
Malaysia (Federation of), Series 0215, 3.795% 2022	16,000	3,685
Malaysia (Federation of), Series 0116, 3.80% 2023	65,250	14,939
Malaysia (Federation of), Series 0115, 3.955% 2025	84,300	19,245
Malaysia (Federation of), Series 0316, 3.90% 2026	43,000	9,784
Malaysia (Federation of), Series 0310, 4.498% 2030	49,650	11,527
Morocco (Kingdom of) 4.25% 2022	$5,700	5,943
Morocco (Kingdom of) 4.25% 2022[4]	500	521
Morocco (Kingdom of) 5.50% 2042	3,500	3,809
Norway (Kingdom of) 4.25% 2017	NKr4,850	566
Norway (Kingdom of) 3.75% 2021	260,300	33,673
Norway (Kingdom of) 3.00% 2024	67,500	8,723
Peru (Republic of) 5.625% 2050	$375	456
Philippines (Republic of the) 4.95% 2021	PHP155,000	3,195
Philippines (Republic of the) 3.90% 2022	275,000	5,396
Poland (Republic of), Series 1017, 5.25% 2017	PLN60,875	15,977
Poland (Republic of), Series 1020, 5.25% 2020	122,300	34,459
Poland (Republic of), Series 1021, 5.75% 2021	135,700	39,445
Poland (Republic of), Series 0922, 5.75% 2022	54,490	16,022
Poland (Republic of), Series 1023, 4.00% 2023	164,725	44,827
Poland (Republic of), Series 0725, 3.25% 2025	70,500	18,206
Poland (Republic of), Series 0726, 2.50% 2026	103,460	25,000
Qatar (State of) 5.25% 2020	$1,300	1,404
Qatar (State of) 4.50% 2022[4]	1,000	1,083
Quebec (Province of) 2.375% 2022	4,142	4,177
Russian Federation 6.20% 2018	RUB193,400	3,350
Saudi Arabia (Kingdom of) 2.375% 2021[4]	$1,650	1,623
Saudi Arabia (Kingdom of) 2.894% 2022[4]	3,800	3,801
Saudi Arabia (Kingdom of) 3.628% 2027[4]	3,800	3,819
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR180,405	13,283
South Africa (Republic of), Series R-214, 6.50% 2041	138,250	7,391
Spain (Kingdom of) 2.75% 2024	€11,875	14,405
Spain (Kingdom of) 3.80% 2024	11,750	15,213
Spain (Kingdom of) 1.30% 2026	26,790	28,639
Spain (Kingdom of) 1.95% 2026	4,250	4,815
Sweden (Kingdom of) 1.125% 2019[4]	$6,800	6,736
Sweden (Kingdom of), Series 1057, 1.50% 2023	SKr159,000	19,508
Thailand (Kingdom of) 1.875% 2022	THB452,300	12,891
Thailand (Kingdom of) 3.85% 2025	123,400	3,904
Thailand (Kingdom of) 2.125% 2026	203,000	5,580
United Kingdom 1.00% 2017	£20,500	26,639
United Kingdom 4.75% 2020	25	37
United Kingdom 1.75% 2022	25,800	35,678
United Kingdom 2.25% 2023	2,250	3,212
United Kingdom 1.50% 2026	11,500	15,528
United Kingdom 3.25% 2044	4,100	6,986
United Mexican States 4.00% 2019[3]	MXN109,190	5,906
United Mexican States 4.125% 2026	$14,340	14,856
United Mexican States 4.00% 2040[3]	MXN35,056	1,944
United Mexican States 4.75% 2044	$6,600	6,544
United Mexican States 4.35% 2047	8,500	7,926
United Mexican States, Series M10, 7.75% 2017	MXN32,000	1,711
United Mexican States, Series M, 8.00% 2020	146,000	7,971
American Funds Global Balanced Fund — Page 6 of 15

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 6.50% 2021	MXN949,500	$49,497
United Mexican States, Series M20, 10.00% 2024	724,700	44,967
United Mexican States, Series M, 5.75% 2026	553,000	26,713
United Mexican States, Series M30, 10.00% 2036	96,000	6,348
		1,773,858
U.S. Treasury bonds & notes 10.18% U.S. Treasury 7.24%
U.S. Treasury 0.875% 2017	$25,700	25,701
U.S. Treasury 0.75% 2018	11,000	10,925
U.S. Treasury 3.50% 2018	3,250	3,312
U.S. Treasury 0.75% 2019	10,200	10,069
U.S. Treasury 1.125% 2019	108,500	108,280
U.S. Treasury 1.50% 2019	17,200	17,258
U.S. Treasury 1.625% 2019	34,050	34,291
U.S. Treasury 1.625% 2019	12,750	12,831
U.S. Treasury 1.625% 2019	9,750	9,820
U.S. Treasury 1.625% 2019	4,000	4,028
U.S. Treasury 1.625% 2019	1,960	1,974
U.S. Treasury 1.75% 2019	16,900	17,067
U.S. Treasury 1.125% 2020	5,200	5,155
U.S. Treasury 1.25% 2020	65,650	65,380
U.S. Treasury 1.375% 2020	34,800	34,687
U.S. Treasury 1.375% 2020	15,000	14,991
U.S. Treasury 1.375% 2020	12,850	12,780
U.S. Treasury 1.50% 2020	5,950	5,952
U.S. Treasury 1.625% 2020	4,000	4,013
U.S. Treasury 1.625% 2020	1,080	1,084
U.S. Treasury 1.75% 2020	28,600	28,731
U.S. Treasury 2.125% 2020	5,900	6,010
U.S. Treasury 1.125% 2021	28,650	27,942
U.S. Treasury 1.25% 2021[5]	75,300	74,107
U.S. Treasury 1.75% 2021	34,400	34,369
U.S. Treasury 2.00% 2021	32,550	32,901
U.S. Treasury 2.125% 2021	49,555	50,333
U.S. Treasury 2.125% 2021	12,700	12,912
U.S. Treasury 3.125% 2021	875	924
U.S. Treasury 1.875% 2022	34,700	34,815
U.S. Treasury 2.25% 2024	9,100	9,162
U.S. Treasury 2.50% 2024	18,750	19,245
U.S. Treasury 2.125% 2025	20,240	20,128
U.S. Treasury 2.00% 2026	15,700	15,326
U.S. Treasury 2.25% 2027	22,900	22,839
U.S. Treasury 3.625% 2044	16,445	18,567
U.S. Treasury 2.875% 2045	13,960	13,723
U.S. Treasury 2.50% 2046	20,340	18,474
U.S. Treasury 2.50% 2046	10,475	9,520
U.S. Treasury 2.875% 2046	18,000	17,692
		867,318
U.S. Treasury inflation-protected securities 2.94%
U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	42,959	43,372
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	3,548	3,583
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	11,252	11,459
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	107,660	107,156
American Funds Global Balanced Fund — Page 7 of 15

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	$58,480	$60,099
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	55,410	55,196
U.S. Treasury Inflation-Protected Security 0.375% 2025[3]	9,167	9,236
U.S. Treasury Inflation-Protected Security 2.375% 2025[3]	2,649	3,067
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	21,937	22,453
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	27,125	27,169
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	8,152	9,049
		351,839
Total U.S. Treasury bonds & notes		1,219,157
Corporate bonds & notes 7.65% Financials 1.51%
ACE INA Holdings Inc. 2.875% 2022	645	654
ACE INA Holdings Inc. 3.35% 2026	645	661
ACE INA Holdings Inc. 4.35% 2045	1,120	1,200
Allianz SE, 4.75% 2049	€2,800	3,493
Aviva PLC, subordinated 6.875% 2058	£2,250	3,670
AXA SA, junior subordinated 5.453% 2049	5,625	8,000
Banco de Crédito del Perú 5.375% 2020[4]	$125	137
Banco Nacional de Comercio Exterior SNC 3.80% 2026[4]	1,550	1,527
Bank of America Corp. 3.875% 2025	7,030	7,204
Bank of America Corp. 3.50% 2026	2,000	1,999
Barclays Bank PLC 6.00% 2021	€1,400	1,792
Barclays Bank PLC 10.00% 2021	£3,700	6,190
Barclays Bank PLC 6.625% 2022	€725	988
Barclays Bank PLC 3.65% 2025	$2,150	2,122
Berkshire Hathaway Inc. 3.00% 2022	1,775	1,828
BNP Paribas 5.00% 2021	2,050	2,229
BPCE SA group 5.70% 2023[4]	7,625	8,271
CaixaBank, SA 5.00% 2023	€2,800	3,245
Citigroup Inc. 2.50% 2018	$890	898
Citigroup Inc. 3.20% 2026	6,329	6,132
Crédit Agricole SA 4.375% 2025[4]	3,350	3,414
Credit Suisse Group AG 3.00% 2021	3,450	3,507
Goldman Sachs Group, Inc. 2.55% 2019	670	677
Goldman Sachs Group, Inc. 2.875% 2021	4,000	4,051
Goldman Sachs Group, Inc. 5.25% 2021	900	991
Goldman Sachs Group, Inc. 3.625% 2023	3,150	3,260
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,267
Goldman Sachs Group, Inc. 3.75% 2026	1,000	1,018
Goldman Sachs Group, Inc. 4.75% 2045	2,835	3,046
HSBC Holdings PLC 4.125% 2020[4]	560	593
HSBC Holdings PLC 2.95% 2021	570	577
HSBC Holdings PLC 4.00% 2022	1,400	1,477
HSBC Holdings PLC 6.375% 2022	£50	66
HSBC Holdings PLC 3.375% 2024	€3,450	3,948
HSBC Holdings PLC 3.90% 2026	$5,865	6,028
HSBC Holdings PLC 4.30% 2026	4,670	4,938
Intesa Sanpaolo SpA 6.625% 2023	€3,900	5,120
Intesa Sanpaolo SpA 5.017% 2024[4]	$2,045	1,951
JPMorgan Chase & Co. 2.55% 2021	11,921	11,985
JPMorgan Chase & Co. 3.25% 2022	1,850	1,897
JPMorgan Chase & Co. 2.70% 2023	4,225	4,168
American Funds Global Balanced Fund — Page 8 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 6.50% 2020	€4,940	$6,316
Lloyds Banking Group PLC 4.582% 2025	$9,900	10,259
Morgan Stanley 3.125% 2026	3,175	3,074
Morgan Stanley 3.875% 2026	2,705	2,770
NN Group NV, 4.625% 2044	€2,000	2,371
NN Group NV, 4.50% 2049	2,050	2,334
PNC Financial Services Group, Inc. 2.854% 2022	$2,000	2,023
Rabobank Nederland 3.875% 2023	€2,400	3,059
Rabobank Nederland 4.625% 2023	$1,750	1,870
Skandinaviska Enskilda Banken AB 2.80% 2022	7,500	7,575
UniCredit SPA 4.625% 2027[4]	3,450	3,476
		180,346
Energy 1.50%
Chevron Corp. 1.961% 2020	5,175	5,189
Chevron Corp. 2.498% 2022	9,180	9,260
Chevron Corp. 2.954% 2026	3,225	3,219
ConocoPhillips 5.95% 2046	580	734
Ecopetrol SA 5.875% 2045	1,160	1,070
Enbridge Energy Partners, LP 5.875% 2025	1,845	2,107
Enbridge Energy Partners, LP 7.375% 2045	5,035	6,472
Enbridge Inc. 4.25% 2026	2,685	2,805
Energy Transfer Partners, LP 4.20% 2027	610	618
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	3,000	2,651
Halliburton Co. 3.80% 2025	4,210	4,337
Kinder Morgan Energy Partners, LP 3.50% 2021	850	870
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,339
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	1,938
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	4,296
Kinder Morgan, Inc. 4.30% 2025	27,080	28,254
Kinder Morgan, Inc. 5.55% 2045	6,894	7,327
Pemex Project Funding Master Trust 5.75% 2018	700	722
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	26
Petróleos Mexicanos 3.50% 2018	2,130	2,169
Petróleos Mexicanos 6.875% 2026	6,715	7,521
Petróleos Mexicanos 6.50% 2041	675	679
Petróleos Mexicanos 5.50% 2044	2,000	1,765
Petróleos Mexicanos 5.625% 2046	8,030	7,179
Petróleos Mexicanos 6.75% 2047	3,993	4,082
Phillips 66 Partners LP 4.68% 2045	220	207
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,6]	89	88
Schlumberger BV 4.00% 2025[4]	3,080	3,246
Statoil ASA 3.125% 2017	1,460	1,468
Statoil ASA 1.95% 2018	505	507
Statoil ASA 3.25% 2024	4,100	4,194
Statoil ASA 3.70% 2024	1,475	1,547
StatoilHydro ASA 2.45% 2023	1,860	1,851
Total Capital International 2.875% 2022	2,350	2,399
TransCanada Corp. 5.875% 2076	18,000	19,395
TransCanada PipeLines Ltd. 6.50% 2018	125	132
TransCanada PipeLines Ltd. 7.125% 2019	125	136
Transocean Inc. 5.80% 2022	5,100	4,769
Transportadora de Gas Peru SA 4.25% 2028[4,6]	1,700	1,740
Tullow Oil PLC 6.00% 2020	4,240	4,145
American Funds Global Balanced Fund — Page 9 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Tullow Oil PLC 6.25% 2022	$5,000	$4,806
Williams Partners LP 5.25% 2020	150	162
Williams Partners LP 4.50% 2023	1,500	1,587
Williams Partners LP 4.30% 2024	2,600	2,705
Williams Partners LP 4.00% 2025	18,185	18,579
		180,292
Health care 1.18%
AbbVie Inc. 2.50% 2020	7,400	7,470
AbbVie Inc. 3.60% 2025	1,400	1,414
AbbVie Inc. 3.20% 2026	2,852	2,785
AbbVie Inc. 4.50% 2035	535	539
Aetna Inc. 2.80% 2023	395	396
Allergan PLC 3.00% 2020	1,870	1,907
Allergan PLC 3.80% 2025	13,185	13,441
Allergan PLC 4.55% 2035	5,540	5,607
Allergan PLC 4.75% 2045	4,205	4,290
Amgen Inc. 1.85% 2021	770	752
Amgen Inc. 2.25% 2023	9,850	9,508
Baxalta Inc. 4.00% 2025	3,185	3,281
Becton, Dickinson and Co. 2.675% 2019	4,356	4,389
Becton, Dickinson and Co. 3.734% 2024	1,178	1,187
Celgene Corp. 3.875% 2025	3,150	3,269
EMD Finance LLC 3.25% 2025[4]	16,847	16,786
Gilead Sciences, Inc. 3.65% 2026	1,135	1,156
Medtronic, Inc. 3.50% 2025	8,000	8,269
Novartis AG 5.125% 2019	475	503
Roche Holdings, Inc. 3.35% 2024[4]	17,275	17,910
Shire PLC 2.40% 2021	6,350	6,279
Shire PLC 2.875% 2023	985	967
Shire PLC 3.20% 2026	905	878
Teva Pharmaceutical Finance Company BV 3.15% 2026	8,900	8,303
Teva Pharmaceutical Finance Company BV 4.10% 2046	9,625	8,316
VPI Escrow Corp. 6.375% 2020[4]	6,935	5,990
VRX Escrow Corp. 6.125% 2025[4]	7,454	5,531
		141,123
Telecommunication services 1.12%
Altice Finco SA, First Lien, 7.75% 2022[4]	3,375	3,594
AT&T Inc. 2.45% 2020	1,930	1,934
AT&T Inc. 2.80% 2021	6,620	6,679
AT&T Inc. 4.250% 2027	2,130	2,178
CenturyLink, Inc. 7.50% 2024	7,371	8,025
CenturyLink, Inc., Series T, 5.80% 2022	9,814	10,305
France Télécom 5.625% 2018	€500	578
France Télécom 9.00% 2031	$3,300	4,940
France Télécom 5.375% 2050	£2,000	3,837
Frontier Communications Corp. 7.625% 2024	$8,250	7,116
Frontier Communications Corp. 11.00% 2025	13,620	13,194
Numericable Group SA 6.00% 2022[4]	24,960	26,114
Sprint Corp. 11.50% 2021	4,075	5,165
T-Mobile US, Inc. 6.00% 2024	4,250	4,616
T-Mobile US, Inc. 6.375% 2025	5,725	6,271
American Funds Global Balanced Fund — Page 10 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 6.50% 2026	$15,950	$17,724
Verizon Communications Inc. 4.272% 2036	12,301	11,533
		133,803
Consumer discretionary 0.60%
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[4]	10,050	10,700
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	3,900	3,904
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	7,275	7,135
Ford Motor Credit Co. 3.20% 2021	8,400	8,511
Ford Motor Credit Co. 3.339% 2022	1,650	1,664
Hyundai Capital America 2.55% 2020[4]	5,750	5,764
Hyundai Capital Services Inc. 2.625% 2020[4]	1,000	995
Li & Fung Ltd. 6.00% (undated)	10,000	10,223
McDonald’s Corp. 3.70% 2026	1,355	1,403
McDonald’s Corp. 4.875% 2045	910	985
Newell Rubbermaid Inc. 3.85% 2023	1,250	1,307
Newell Rubbermaid Inc. 4.20% 2026	7,630	8,028
Newell Rubbermaid Inc. 5.50% 2046	1,005	1,171
Thomson Reuters Corp. 4.30% 2023	1,950	2,079
Time Warner Inc. 4.75% 2021	1,300	1,405
Univision Communications Inc. 6.75% 2022[4]	6,435	6,765
		72,039
Utilities 0.51%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	4,800	4,860
American Electric Power Co., Inc. 2.75% 2026	2,350	2,248
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,319
CMS Energy Corp. 3.60% 2025	4,850	4,916
Duke Energy Corp. 3.75% 2024	3,950	4,113
Duke Energy Corp. 2.65% 2026	4,700	4,450
Duke Energy Florida, LLC 3.20% 2027	1,570	1,592
E.ON International Finance BV 5.80% 2018[4]	1,325	1,376
Electricité de France SA 6.00% 2114	£500	917
Enersis Américas SA 4.00% 2026	$1,690	1,682
Exelon Corp. 3.497% 2022	1,350	1,380
Exelon Corp. 3.40% 2026	4,390	4,370
MidAmerican Energy Holdings Co. 2.00% 2018	2,550	2,559
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,380	2,455
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,808
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,025
Pacific Gas and Electric Co. 4.25% 2046	3,075	3,192
PacifiCorp. 3.35% 2025	725	740
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,523
State Grid Overseas Investment Ltd. 3.50% 2027[4]	11,000	10,996
		61,521
Real estate 0.44%
American Campus Communities, Inc. 3.35% 2020	145	148
American Campus Communities, Inc. 3.75% 2023	2,640	2,725
American Campus Communities, Inc. 4.125% 2024	18,200	19,015
Corporate Office Properties LP 3.60% 2023	240	237
Essex Portfolio L.P. 3.50% 2025	2,760	2,766
Essex Portfolio L.P. 3.375% 2026	1,545	1,523
Goodman Funding Pty Ltd. 6.00% 2022[4]	12,175	13,783
American Funds Global Balanced Fund — Page 11 of 15

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kimco Realty Corp. 3.40% 2022	$355	$362
Kimco Realty Corp. 2.70% 2024	1,585	1,517
Prologis, Inc. 3.375% 2024	€950	1,191
Scentre Group 3.75% 2027[4]	$790	801
WEA Finance LLC 2.70% 2019[4]	1,070	1,081
WEA Finance LLC 3.25% 2020[4]	2,405	2,458
WEA Finance LLC 3.75% 2024[4]	3,570	3,644
Westfield Corp. Ltd. 3.15% 2022[4]	1,180	1,189
		52,440
Materials 0.37%
CEMEX SAB de CV 5.70% 2025	9,030	9,459
CEMEX SAB de CV 7.75% 2026	4,810	5,495
First Quantum Minerals Ltd. 7.25% 2022[4]	1,000	1,035
FMG Resources 9.75% 2022[4]	11,025	12,741
Vale Overseas Ltd. 6.25% 2026	1,880	2,059
Vale Overseas Ltd. 6.875% 2036	2,040	2,221
Vale Overseas Ltd. 6.875% 2039	10,075	10,894
Vale SA 5.625% 2042	125	120
		44,024
Consumer staples 0.19%
Altria Group, Inc. 2.625% 2020	1,700	1,726
Altria Group, Inc. 4.75% 2021	3,300	3,596
Anheuser-Busch InBev NV 3.30% 2023	1,315	1,350
Anheuser-Busch InBev NV 4.90% 2046	1,375	1,508
Philip Morris International Inc. 2.00% 2020	2,330	2,339
Philip Morris International Inc. 2.625% 2022	2,680	2,705
Philip Morris International Inc. 4.25% 2044	2,700	2,715
Reynolds American Inc. 4.00% 2022	670	710
Reynolds American Inc. 4.45% 2025	4,190	4,476
Reynolds American Inc. 5.70% 2035	95	109
Reynolds American Inc. 5.85% 2045	825	978
		22,212
Information technology 0.15%
Apple Inc. 2.50% 2022	2,970	3,017
Apple Inc. 3.35% 2027	2,650	2,711
Microsoft Corp. 2.40% 2026	3,800	3,645
Microsoft Corp. 3.30% 2027	8,920	9,176
		18,549
Industrials 0.08%
Autoridad del Canal de Panama 4.95% 2035[4,6]	1,300	1,423
ENA Norte Trust 4.95% 2028[4,6]	931	964
GE Capital European Funding 5.375% 2020	€1,500	1,873
Lima Metro Line Finance Ltd. 5.875% 2034[4,6]	$2,938	3,154
Lockheed Martin Corp. 3.10% 2023	335	343
Lockheed Martin Corp. 3.55% 2026	555	574
Red de Carreteras de Occidente 9.00% 2028[6]	MXN18,470	953
Volvo Treasury AB 5.00% 2017	€300	328
		9,612
Total corporate bonds & notes		915,961
American Funds Global Balanced Fund — Page 12 of 15

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations 0.80% Other mortgage-backed securities 0.50%	Principal amount (000)	Value (000)
Korea Housing Finance Corp. 2.50% 2020[4]	$3,600	$3,604
Korea Housing Finance Corp. 2.00% 2021[4]	5,900	5,731
Nykredit Realkredit AS, Series 01E, 2.00% 2037[6]	DKr147,834	22,105
Nykredit Realkredit AS, Series 01E, 2.50% 2047[6]	36,284	5,407
Realkredit Danmark AS, Series 22S, 2.00% 2037[6]	155,240	23,099
		59,946
Federal agency mortgage-backed obligations 0.28%
Fannie Mae 6.00% 2037[6]	$167	189
Fannie Mae 4.00% 2041[6]	190	201
Fannie Mae 4.00% 2041[6]	152	161
Fannie Mae 4.00% 2041[6]	124	131
Fannie Mae 4.00% 2041[6]	38	40
Fannie Mae 4.00% 2047[6,7]	16,750	17,574
Government National Mortgage Assn. 4.00% 2045[6]	4,361	4,618
Government National Mortgage Assn. 4.50% 2045[6]	10,293	10,996
		33,910
Commercial mortgage-backed securities 0.02%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,6]	1,960	2,014
Total mortgage-backed obligations		95,870
Asset-backed obligations 0.04%
Discover Card Execution Note Trust, Series 2015-A1, Class A1, (1-month USD-LIBOR + 0.35%) 1.344% 2020[6,8]	5,020	5,031
Total bonds, notes & other debt instruments (cost: $4,050,702,000)		4,009,877
Short-term securities 6.48%
Australia & New Zealand Banking Group, Ltd. 1.03% due 7/20/2017[4]	60,600	60,460
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.93% due 5/8/2017	20,000	19,995
BNP Paribas, New York Branch 0.94% due 5/1/2017	42,400	42,397
Danaher Corp. 0.90% due 5/12/2017	8,600	8,597
Fannie Mae 0.74% due 5/3/2017	15,000	14,999
Federal Home Loan Bank 0.56%–0.85% due 5/24/2017–7/26/2017	182,229	181,994
Gotham Funding Corp. 1.00% due 5/24/2017[4]	69,700	69,651
Kaiser Foundation Hospitals 1.00% due 5/5/2017	16,100	16,097
Merck & Co. Inc. 0.83% due 5/3/2017[4]	30,000	29,997
Mizuho Bank, Ltd. 0.91%–1.10% due 5/26/2017–6/20/2017[4]	102,000	101,893
Roche Holdings, Inc. 0.86% due 5/19/2017[4]	18,700	18,691
Sumitomo Mitsui Banking Corp. 0.91%–1.00% due 5/30/2017–6/26/2017[4]	92,800	92,680
Toronto-Dominion Holdings USA Inc. 1.04% due 6/23/2017[4]	75,000	74,885
U.S. Treasury Bills 0.70%–0.74% due 5/25/2017–6/29/2017	44,400	44,359
Total short-term securities (cost: $776,707,000)		776,695
Total investment securities 100.15% (cost: $11,143,887,000)		11,995,534
Other assets less liabilities (0.15)%		(18,400)
Net assets 100.00%		$11,977,134
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Global Balanced Fund — Page 13 of 15

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 4/30/2017 (000)
Purchases (000)	Sales (000)
GBP12,178	AUD20,050	UBS AG	5/8/2017	$766
EUR1,725	USD1,818	UBS AG	5/8/2017	62
GBP12,204	USD15,329	Bank of America, N.A.	5/9/2017	483
USD14,148	AUD18,525	HSBC Bank	5/10/2017	280
SEK51,991	USD5,899	Barclays Bank PLC	5/10/2017	(25)
NOK79,816	USD9,357	Barclays Bank PLC	5/10/2017	(59)
NOK105,053	USD12,351	Bank of America, N.A.	5/10/2017	(114)
JPY1,470,976	AUD17,700	UBS AG	5/12/2017	(48)
JPY2,159,061	USD19,700	Bank of America, N.A.	5/15/2017	(319)
JPY1,032,361	USD9,187	Citibank	5/22/2017	82
EUR11,809	GBP9,900	HSBC Bank	5/22/2017	48
USD7,404	ZAR99,000	UBS AG	5/22/2017	29
USD10,499	ZAR140,650	JPMorgan Chase	5/22/2017	22
NOK59,798	EUR6,500	HSBC Bank	5/22/2017	(122)
USD20,153	ILS73,700	Bank of America, N.A.	5/22/2017	(212)
JPY2,235,019	USD20,548	UBS AG	5/22/2017	(481)
USD74,605	GBP58,000	Bank of America, N.A.	5/22/2017	(569)
USD13,842	AUD18,475	Bank of America, N.A.	5/23/2017	14
USD13,186	AUD17,600	Bank of America, N.A.	5/23/2017	13
SEK99,013	EUR10,300	Citibank	5/23/2017	(40)
SEK109,587	EUR11,400	Citibank	5/23/2017	(45)
SEK144,193	EUR15,000	Citibank	5/23/2017	(59)
JPY1,606,510	USD14,782	Bank of America, N.A.	5/23/2017	(357)
USD3,038	MXN57,370	JPMorgan Chase	5/24/2017	5
EUR38,533	USD41,790	Citibank	5/25/2017	243
JPY3,140,071	USD28,340	UBS AG	5/26/2017	(142)
USD21,900	PLN85,180	JPMorgan Chase	6/1/2017	(50)
SEK52,507	USD5,837	Bank of America, N.A.	6/9/2017	104
USD62,983	GBP49,000	JPMorgan Chase	6/9/2017	(561)
SEK51,601	USD5,766	UBS AG	6/20/2017	77
JPY1,462,950	USD13,211	HSBC Bank	6/27/2017	(54)
				$(1,029)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $80,641,000, which represented .67% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $687,597,000, which represented 5.74% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $1,351,000, which represented .01% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	Coupon rate may change periodically.

American Funds Global Balanced Fund — Page 14 of 15

unaudited
Key to abbreviations and symbols
A$ = Australian dollars	MXN = Mexican pesos
ADR = American Depositary Receipts	MYR = Malaysian ringgits
AUD/A$ = Australian dollars	NKr = Norwegian kroner
CAD/C$ = Canadian dollars	NOK = Norwegian kroner
COP = Colombian pesos	PHP = Philippine pesos
DKr = Danish kroner	PLN = Polish zloty
EUR/€ = Euros	RUB = Russian rubles
GBP/£ = British pounds	SEK = Swedish kronor
HKD = Hong Kong dollars	SEK/SKr = Swedish kronor
HUF = Hungarian forints	TBA = To-be-announced
ILS = Israeli shekels	THB = Thai baht
INR = Indian rupees	USD/$ = U.S. dollars
JPY/¥ = Japanese yen	ZAR = South African rand
LIBOR = London Interbank Offered Rate
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-037-0617O-S54051	American Funds Global Balanced Fund — Page 15 of 15

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman and Principal Executive Officer

Date: June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman and Principal Executive Officer

Date: June 30, 2017

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 30, 2017